Leases - Schedule of Other Supplemental Information about the Company’s Operating Lease (Details)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Supplemental Information about the Company’s Operating Lease [Abstract]
Weighted average incremental borrowing rate	4.40%	4.40%
Weighted average remaining lease term (years)	5 years 4 months 2 days	4 years 2 months 1 day